INTANGIBLE ASSETS—NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 664,667	$ 663,902
Accumulated Amortization	(165,919)	(137,464)
Net Carrying Amount	$ 498,748	$ 526,438
Trademark and trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	14 years	14 years
Gross Carrying Amount	$ 559,938	$ 559,875
Accumulated Amortization	(123,263)	(102,169)
Net Carrying Amount	$ 436,675	$ 457,706
Customer/distributor relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	11 years	11 years
Gross Carrying Amount	$ 36,685	$ 36,000
Accumulated Amortization	(8,126)	(6,449)
Net Carrying Amount	$ 28,559	$ 29,551
Tretinoin distribution and supply agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	5 years	5 years
Gross Carrying Amount	$ 38,900	$ 38,900
Accumulated Amortization	(22,775)	(18,885)
Net Carrying Amount	$ 16,125	$ 20,015
Formulations
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	8 years	8 years
Gross Carrying Amount	$ 28,900	$ 28,900
Accumulated Amortization	(11,730)	(9,943)
Net Carrying Amount	$ 17,170	$ 18,957
Patents
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	20 years	20 years
Gross Carrying Amount	$ 244	$ 227
Accumulated Amortization	(25)	(18)
Net Carrying Amount	$ 219	$ 209